Jeffrey C. D'Angelo
Attorney at Law
1149 Delaware Avenue
Suite 1
Buffalo, New York 14209

November 16, 2006

Mr. Matt Franker
United States
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549

Re: Green Irons Holdings Corp.
    Registration Statement of Form SB-2/A - Amendment
    File Number: 333-135225

Dear Mr. Franker:

Thank you for your comment letter of November 7, 2006 regarding the Company's Registration Statement on Form SB-2/A filed November 3, 2006.
As explained below, the Registration Statement has been revised in response to your Comment Letter.

Risk Factor 16, Page 11

1. The language has been amended as stated in your comment letter, and the Company does not believe it will have difficulty obtaining an authorized market maker to sponsor the Company's securities on the OTCBB.



Sincerely,



/s/ Jeffrey C. D'Angelo
Jeffrey C. D'Angelo